Interim Condensed Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Consolidated Statements of Profit or Loss [Abstract]
Revenue	$ 31,123	$ 44,346		$ 88,379	$ 107,739		$ 128,003
Cost of revenue	(23,369)	(32,845)		(66,222)	(77,628)		(95,230)
Gross profit	7,754	11,501		22,157	30,111		32,773
Fulfilment expenses	(5,303)	(7,666)		(14,917)	(18,175)		(18,882)
Marketing expenses	(1,932)	(2,632)		(5,400)	(7,573)		(9,739)
Technology and content expenses	(1,804)	(1,925)		(3,809)	(4,811)		(5,252)
General and administrative expenses	(6,432)	(4,828)		(11,394)	(11,055)		(15,974)
Government grant	93	137		203	167		290
Operating loss	(7,624)	(5,413)		(13,160)	(11,336)		(16,784)
Other income	622	223		676	415		550
Other expenses	(349)	(328)		(731)	(923)		(1,157)
Finance costs	(3,392)	(1,794)		(3,533)	(3,250)		(1,797)
Finance income	4	4		7	14		35
Total operating loss	(10,739)	(7,308)		(16,741)	(15,080)		(19,153)
Change in fair value of:
Convertible preference shares		(14,219)		(2,068)	70,063		59,233
Recapitalization expenses	1,802			(16,530)
Profit/(loss) before tax	(8,937)	(21,527)		(35,339)	54,983		40,080
Tax expense	30	(65)		(116)	(75)		(10)
Profit/(loss) for the period	(8,907)	(21,592)		(35,455)	54,908		40,070
Attributable to:
Owners of the Company	(8,767)	(21,471)		(35,239)	55,365		40,654
Non-controlling interests	(140)	(121)		(216)	(457)		(584)
Profit/(loss) for the period	$ (8,907)	$ (21,592)		$ (35,455)	$ 54,908		$ 40,070
Profit/(loss) per share (US$)
Basic, profit/(loss) for the period attributable to ordinary equity holders of the parent	$ (3.60)	$ (28.48)	[1]	$ (42.92)	$ 69.73	[2]	$ 51.99	[2]
Diluted, loss for the period attributable to ordinary equity holders of the parent	$ (3.46)	$ (3.18)	[1]	$ (42.92)	$ (6.44)	[2]	$ (7.89)	[2]

[1]	Restated. See Note 4
[2]	Restated. See Note 28.